Segment, Geographic and Other Information - Summary of Geographical Areas (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue
Total revenue from external customers (Notes 2,4, 35, 45, 47)		₩ 70,546,024	₩ 60,012,375	₩ 57,926,634
Non-current assets	[1]	188,431,533	182,333,348	176,505,403
Domestic
Revenue
Total revenue from external customers (Notes 2,4, 35, 45, 47)		69,142,730	58,771,252	56,775,375
Non-current assets	[1]	183,707,117	178,760,564	173,673,478
Overseas
Revenue
Total revenue from external customers (Notes 2,4, 35, 45, 47)	[2]	1,403,294	1,241,123	1,151,259
Non-current assets	[1],[2]	₩ 4,724,416	₩ 3,572,784	₩ 2,831,925

[1]	The amounts exclude financial assets and deferred tax assets.
[2]	Middle East and other Asian countries make up the majority of overseas revenue and non-current
assets. Since the overseas revenue or
non-current
assets attributable to particular countries are not material, they are not disclosed individually.